Deferred tax - Dividend withholding tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred tax
Dividend withholding tax rate	20.00%
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	R 90,913	R 84,328
Maximum withholding tax payable by shareholders if distributed to individuals	R 18,183	R 16,866